Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended		3 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended													12 Months Ended			12 Months Ended
	Nov. 15, 2010	Nov. 19, 2007	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 15, 2010 Minimum	Dec. 31, 2012 Minimum	Nov. 20, 2012 Maximum	May 10, 2012 Maximum	May 03, 2011 Maximum	Nov. 15, 2010 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Machinery And Equipment Minimum	Dec. 31, 2012 Machinery And Equipment Maximum	Dec. 31, 2012 Buildings And Improvements Minimum	Dec. 31, 2012 Buildings And Improvements Maximum	Dec. 31, 2012 Working Capital Facilities	Sep. 30, 2011 Old Warrants	Sep. 15, 2008 Old Warrants	Sep. 15, 2008 Old Warrants Maximum	Sep. 30, 2011 New Warrants	Dec. 31, 2012 Receivables Facility	Jul. 20, 2012 Receivables Facility	Feb. 29, 2012 Receivables Facility	Dec. 31, 2012 Accounts Receivable	Dec. 31, 2011 Accounts Receivable	Sep. 15, 2008 Convertible Notes Payable Cash Convertible Notes	Dec. 31, 2012 Cardinal Health Inc	Dec. 31, 2011 Cardinal Health Inc	Dec. 31, 2010 Cardinal Health Inc	Dec. 31, 2012 McKesson Corporation	Dec. 31, 2011 McKesson Corporation	Dec. 31, 2010 McKesson Corporation
Accounting Policies [Line Items]
Concentration risk, percentage																												38.00%	40.00%
Concentration risk, number of customers																												three customers	three customers
Total allowances for doubtful accounts			$ 23,000,000			$ 23,000,000	$ 18,900,000
Property, plant and equipment, estimated service life																3 years	18 years	15 years	39 years
Depreciation expense						160,200,000	152,800,000	132,500,000
Finite-lived intangible asset, estimated useful life										5 years					20 years
Short-term borrowings, weighted average interest rate																				4.70%
Receivables Facility maximum borrowing capacity																									400,000,000	400,000,000	300,000,000
Short-term borrowings			298,987,000			298,987,000	128,054,000																		180,000,000
Sales allowances, current			977,000,000			977,000,000	763,000,000
Accrued sales allowances and other adjustments			202,891,000			202,891,000	147,938,000
Accounts receivable from securitization			556,500,000			556,500,000
Percentage of consolidated net revenues																															14.00%	13.00%	11.00%	13.00%	11.00%	11.00%
Preferred stock, common shares convertible	125,234,172								125,234,172					152,785,775
Annual rate of preferred stock dividend	6.50%	6.50%				6.50%
Aggregate principal amount																														575,000,000
Aggregate amount of warrants issued																							43,200,000
Exercise price of warrants issued																						20		30
Number of warrants exchanged																					41,000,000
Stock repurchase program, authorized amount											500,000,000	500,000,000	350,000,000
Stock repurchased during period, shares			18,000,000	23,400,000	14,800,000
Stock repurchased during period, value			$ 500,000,000	$ 500,000,000	$ 350,000,000	$ 999,893,000	$ 349,998,000
Anti-dilutive securities excluded from computation of earnings per share						4,800,000	5,500,000	3,500,000